Consolidated Statements of Change in Shareholders’ Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Ordinary shares	Additional paid-in capital	Deferred share compensation	Accumulated deficit	Class A	Class B	Total
Balance at Jun. 30, 2021		$ 110,357	[1]		[1]		$ 147,684,772	$ (682,383)	$ (70,162,245)			$ 76,950,501
Balance (in Shares) at Jun. 30, 2021	[1]	2,758,920
Sale of ordinary shares		$ 72,625	[1]		[1]		43,864,577					43,937,202
Sale of ordinary shares (in Shares)	[1]	1,815,624
Ordinary shares issued for compensation		$ 8,625	[1]		[1]		4,242,670	(86,260)				4,165,035
Ordinary shares issued for compensation (in Shares)	[1]	215,625
Ordinary shares issued for exercise of warrants		$ 151	[1]		[1]		31,328					31,479
Ordinary shares issued for exercise of warrants (in Shares)	[1]	3,775
Forfeiture of unvested restricted ordinary shares			[1]		[1]		(168,000)	168,000
Stock compensation expense			[1]		[1]			567,665				567,665
Net loss			[1]		[1]				(77,208,118)	$ (77,208,118)		(77,208,118)
Additional ordinary shares of round up adjustment due to retroactive effect of the 40-for-1 reverse share		$ 1,030	[1]		[1]		(1,030)
Additional ordinary shares of round up adjustment due to retroactive effect of the 40-for-1 reverse share (in Shares)	[1]	25,756
Balance at Jun. 30, 2022		$ 192,788	[1]		[1]		195,654,317	(32,978)	(147,370,363)			48,443,764
Balance (in Shares) at Jun. 30, 2022	[1]	4,819,700
Sale of ounits		$ 70,000	[1]		[1]		4,948,985					5,018,985
Sale of ounits (in Shares)	[1]	1,750,000
Sale of ordinary shares		$ 48,000	[1]		[1]		1,452,000					1,500,000
Sale of ordinary shares (in Shares)	[1]	1,200,000
Ordinary shares issued for acquisition of intangible assets		$ 96,000	[1]		[1]		3,504,000					3,600,000
Ordinary shares issued for acquisition of intangible assets (in Shares)	[1]	2,400,000
Ordinary shares issued for services		$ 132,000	[1]		[1]		4,245,000	(3,800,125)				576,875
Ordinary shares issued for services (in Shares)	[1]	3,300,000
Ordinary shares issued for compensation		$ 92,000	[1]		[1]		2,861,410	(123,290)				2,830,120
Ordinary shares issued for compensation (in Shares)	[1]	2,300,000
Ordinary shares issued for exercise of warrants		$ 16,852	[1]		[1]		492,936					509,788
Ordinary shares issued for exercise of warrants (in Shares)	[1]	421,312
Conversion of Class A ordinary shares into Class B shares		$ (48,000)	[1]	$ 48,000	[1]
Conversion of Class A ordinary shares into Class B shares (in Shares)	[1]	(1,200,000)		1,200,000
Forfeiture of unvested restricted ordinary shares			[1]		[1]		(12,458)	12,458
Stock compensation expense			[1]		[1]			86,568				86,568
Net loss			[1]		[1]				(37,849,665)	(36,519,400)	$ (1,330,265)	(37,849,665)
Balance at Jun. 30, 2023		$ 599,640	[1]	$ 48,000	[1]		213,146,190	(3,857,367)	(185,220,028)			24,716,435
Balance (in Shares) at Jun. 30, 2023	[1]	14,991,012		1,200,000
Sale of ounits (in Shares)						25,756
Sale of ordinary shares		$ 184,800	[1]		[1]		1,195,200					1,380,000
Sale of ordinary shares (in Shares)		4,620,000			[1]
Ordinary shares issued for acquisition of intangible assets		$ 960,000	[1]		[1]		6,240,000					7,200,000
Ordinary shares issued for acquisition of intangible assets (in Shares)	[1]	24,000,000
Ordinary shares issued for acquisition of concert cooperation rights		$ 256,000			[1]		7,744,000					8,000,000
Ordinary shares issued for acquisition of concert cooperation rights (in Shares)		6,400,000			[1]
Cashless exercise of warrants into ordinary shares		$ 2,165			[1]		(2,165)
Cashless exercise of warrants into ordinary shares (in Shares)		54,122			[1]
Conversion of convertible notes payable into ordinary shares		$ 45,890			[1]		179,110					225,000
Conversion of convertible notes payable into ordinary shares (in Shares)		1,147,250			[1]
Stock compensation expense			[1]		[1]		21,060	3,847,589				3,868,649
Net loss			[1]		[1]				(26,864,340)	$ (26,017,802)	$ (846,538)	(26,864,340)
Balance at Jun. 30, 2024		$ 2,048,495	[1]	$ 48,000	[1]		$ 228,523,395	$ (9,778)	$ (212,084,368)			$ 18,525,744
Balance (in Shares) at Jun. 30, 2024	[1]	51,212,384		1,200,000

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023